UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Changes in non-controlling interest	Own shares trading premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Beginning balance at Jun. 30, 2020	$ 46,179,395	$ 3,613	$ 96,486,865			$ 3,428,029	$ 702,981	$ (30,906)	$ (18,613,112)	$ (43,198,201)	$ 7,400,126	$ 14,570,087	$ 60,749,482
Capitalization of warrants	6,849,468	260	7,765,410		$ (916,202)								6,849,468
Shares issued	15,000,000	188	14,999,812										15,000,000
Share-based incentives	636,519					636,519							636,519
Purchase of own shares	(1,608,560)							(1,608,560)					(1,608,560)
Profit (loss) for the period	(6,323,365)								(6,323,365)			1,752,061	(4,571,304)
Other comprehensive income or loss	534,094									627,778	(93,684)	261,033	795,127
Ending balance at Dec. 31, 2020	61,267,551	4,061	119,252,087		(916,202)	4,064,548	702,981	(1,639,466)	(24,936,477)	(42,570,423)	7,306,442	16,583,181	77,850,732
Beginning balance at Jun. 30, 2021	67,743,242	4,158	120,662,386		(916,202)	3,672,768	702,981	(3,530,926)	(25,483,275)	(32,622,808)	5,254,160	22,547,062	90,290,304
Share-based incentives	873,409		20,205			853,204							873,409
Changes in non-controlling interests	(255,893)			$ (255,893)								(724,429)	(980,322)
Profit (loss) for the period	4,301,230								4,301,230			3,302,492	7,603,722
Other comprehensive income or loss	11,494,831									13,756,640	(2,261,809)	2,127,657	13,622,488
Ending balance at Dec. 31, 2021	$ 84,156,819	$ 4,158	$ 120,682,591	$ (255,893)	$ (916,202)	$ 4,525,972	$ 702,981	$ (3,530,926)	$ (21,182,045)	$ (18,866,168)	$ 2,992,351	$ 27,252,782	$ 111,409,601